UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 22, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$178,285	(thousands)


List of Other Included Managers:

NONE










Voting




Investment
Other
Authority
Security
Cusip
Value
Quantity
Discretion
Managers
Sole


(x$1000)




ADMINISTAFF INC COM
007094105
$2,269
136,700
Sole
None
136,700
ALLTEL CORP COM
020039103
$2,230
44,059
Sole
None
44,059
ALTRIA GROUP INC COM
02209s103
$388
7,760
Sole
None
7,760
AMERICAN EXPRESS CO COM
025816109
$1,086
21,140
Sole
None
21,140
AMERICAN INTL GROUP COM
026874107
$1,742
24,439
Sole
None
24,439
BAKER HUGHES INC COM
057224107
$1,363
36,200
Sole
None
36,200
BANKAMERICA CORP NEW
COM
060505104
$592
6,999
Sole
None
6,999
BEAZER HOMES USA INC COM
07556Q105
$2,509
25,012
Sole
None
25,012
BIG LOTS INC COM
089302103
$2,531
175,000
Sole
None
175,000
BJS WHOLESALE CLUB INC
COM
05548J106
$2,486
99,425
Sole
None
99,425
BRIGHT HORIZON FAMILY COM
109195107
$2,603
48,550
Sole
None
48,550
BRINKER INTL INC COM
109641100
$3,302
96,770
Sole
None
96,770
BRISTOL MYERS SQUIBB COM
110122108
$1,802
73,544
Sole
None
73,544
BRITISH PETE PLC AMERN SH
055622104
$844
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,585
56,444
Sole
None
56,444
CATERPILLAR INC DEL COM
149123101
$207
2,600
Sole
None
2,600
CENDANT CORP COM
151313103
$4,402
179,803
Sole
None
179,803
CENTEX CORP COM
152312104
$1,574
34,400
Sole
None
34,400
CHEVRONTEXACO CORP COM
166764100
$603
6,406
Sole
None
6,406
CISCO SYS INC COM
17275R102
$2,872
121,178
Sole
None
121,178
CITIGROUP INC COM
172967101
$1,494
32,126
Sole
None
32,126
COMCAST CORP CL A
20030n101
$2,635
93,771
Sole
None
93,771
DELPHI AUTOMOTIVE SYS
CORP COM
247126105
$128
11,954
Sole
None
11,954
DISNEY WALT CO COM
254687106
$3,435
134,740
Sole
None
134,740
DUKE REALTY INVT INC COM
NEW
264411505
$1,726
54,250
Sole
None
54,250
E M C CORP MASS COM
268648102
$273
23,945
Sole
None
23,945
EASTMAN KODAK CO COM
277461109
$1,461
54,145
Sole
None
54,145
EOG RES INC COM
26875P101
$2,877
48,190
Sole
None
48,190
ESTEE LAUDER
518439104
$3,167
64,925
Sole
None
64,925
EXXON CORP COM
30231G102
$1,025
23,077
Sole
None
23,077
FIRSTMERIT CORP COM
337915102
$2,662
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,135
23,800
Sole
None
23,800
FRANKLIN RES INC COM
354613101
$1,820
36,350
Sole
None
36,350
GATX CORP COM
361448103
$2,646
97,275
Sole
None
97,275
GENCORP INC COM
368682100
$2,457
183,469
Sole
None
183,469
GENERAL ELEC CO COM
369604103
$3,343
103,176
Sole
None
103,176
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$340
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$2,322
76,735
Sole
None
76,735
HCA-THE HEALTHCARE
COMPANY
404119109
$2,915
70,097
Sole
None
70,097
HEWLETT-PACKARD
428236103
$2,689
127,454
Sole
None
127,454
HILFIGER TOMMY CORP ORD
G8915Z102
$1,995
131,750
Sole
None
131,750
HORACE MANN EDUCTR CP
COM
440327104
$1,450
82,950
Sole
None
82,950
INTEL CORP COM
458140100
$3,307
119,807
Sole
None
119,807
INTERNATIONAL BUS MACH
COM
459200101
$401
4,548
Sole
None
4,548
ITT INDS INC IND COM
450911102
$1,726
20,800
Sole
None
20,800
J P MORGAN CHASE & CO
COM
46625H100
$1,089
28,080
Sole
None
28,080
KENNAMETAL INC COM
489170100
$2,883
62,950
Sole
None
62,950
KIMBERLY CLARK CORP COM
494368103
$406
6,156
Sole
None
6,156
LEHMAN BROS HLDGS INC
COM
524908100
$3,383
44,960
Sole
None
44,960
LOEWS CORP COM
540424108
$1,333
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$985
26,900
Sole
None
26,900
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$208
4,100
Sole
None
4,100
MEADWESTVACO CORP COM
583334107
$235
7,998
Sole
None
7,998
MERCK & CO INC COM
589331107
$3,206
67,504
Sole
None
67,504
MILLS CORP COM
601148109
$2,051
43,925
Sole
None
43,925
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$417
7,896
Sole
None
7,896
MOTOROLA
620076109
$2,698
147,815
Sole
None
147,815
NATIONAL CITY CORP COM
635405103
$521
14,879
Sole
None
14,879
NATIONAL SEMICONDUCTOR
COM
637640103
$2,765
125,750
Sole
None
125,750
NATIONWIDE FINL SVCS CL A
638612101
$2,138
56,850
Sole
None
56,850
NEWFIELD EXPL CO COM
651290108
$1,690
30,313
Sole
None
30,313
NORDSON CORP COM
655663102
$3,536
81,525
Sole
None
81,525
NORDSTROM INC
655664100
$4,870
114,290
Sole
None
114,290
NORTHROP GRUMMAN CORP
COM
666807102
$2,749
51,194
Sole
None
51,194
OHIO SVGS FINL CORP COM
677502106
$574
82
Sole
None
82
OMNICARE INC COM
681904108
$2,098
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$2,024
169,630
Sole
None
169,630
OWENS & MINOR INC NEW
COM
690732102
$3,121
120,504
Sole
None
120,504
PFIZER INC COM
717081103
$1,048
30,560
Sole
None
30,560
PLUM CREEK TIMBER CO COM
729251108
$225
6,895
Sole
None
6,895
PROCTER & GAMBLE CO COM
742718109
$298
5,468
Sole
None
5,468
PROGRESSIVE CORP OHIO
COM
743315103
$6,513
76,354
Sole
None
76,354
QUALITY DINING INC COM
74756P105
$89
32,500
Sole
None
32,500
SCHLUMBERGER LTD COM
806857108
$3,330
52,435
Sole
None
52,435
SCUDDER NEW ASIA FD COM
811183102
$823
64,550
Sole
None
64,550
SIMON PPTY GROUP NEW
COM
828806109
$1,952
37,968
Sole
None
37,968
ST PAUL TRAVELERS INC COM
792860108
$3,121
76,993
Sole
None
76,993
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,272
72,947
Sole
None
72,947
STERIS CORP COM
859152100
$2,593
114,927
Sole
None
114,927
TENET HEALTHCARE CORP
COM
88033G100
$623
46,460
Sole
None
46,460
TERADYNE INC COM
880770102
$1,756
77,350
Sole
None
77,350
TETRA TECH INC NEW COM
88162G103
$2,472
151,460
Sole
None
151,460
TIME WARNER INC COM
887317105
$3,024
172,000
Sole
None
172,000
TJX COS INC NEW COM
872540109
$710
29,400
Sole
None
29,400
TOYS R US INC COM
892335100
$1,377
86,450
Sole
None
86,450
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,094
72,367
Sole
None
72,367
UBS AG ORD
H8920M855
$350
4,919
Sole
None
4,919
VERIZON COMMUNICATIONS
COM
92343V104
$1,221
33,749
Sole
None
33,749
WACHOVIA CORP 2ND NEW
COM
929903102
$2,323
52,193
Sole
None
52,193
WEBMD CORP COM
94769M105
$127
13,600
Sole
None
13,600
WEBSENSE INC COM
947684106
$2,849
76,525
Sole
None
76,525
WILD OATS MARKETS INC
COM
96808B107
$3,702
263,109
Sole
None
263,109







TOTAL PORTFOLIO

$178,285